January 25, 2024

HEALTHCARE & LIFE SCIENCES FUND

ETAHX       Class A Shares           ETCHX      Class C Shares
ETNHX       Class N Shares           ETIHX        Class I Shares

(the “Fund”)

This information supplements certain information contained in the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated November 1, 2023, as supplemented.

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Dr. Kyle Rasbach is no longer a Portfolio Manager of the Fund. All references to Dr. Rasbach in the Fund’s Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2023 which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund’s toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.